ABERDEEN FUNDS

Aberdeen Ultra-Short Duration Bond Fund

(the “Fund”)

Supplement to the Statutory Prospectus

dated February 27, 2015

Under “Fund Details — Additional Information about Investments, Investment Techniques and Risks (except for the Funds-of-Funds and Underlying Funds)” beginning on page 131, “•” is added under the column “Ultra-Short Duration Bond Fund” in the row “Foreign Securities Risk”.

This Supplement is dated July 1, 2015.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Ultra-Short Duration Bond Fund

(the “Fund”)

Supplement to the Statement of Additional Information

dated February 27, 2015

Under “Additional Information on Portfolio Instruments and Investment Policies” beginning on page 4, “•” is added under the column “Ultra-Short Duration Bond Fund” in the rows “Foreign Fixed Income Securities” and “Foreign Securities (including Developing Countries)” on page 9.

This Supplement is dated July 1, 2015.

Please retain this Supplement for future reference.